	DUANE MORRIS	FIRM and AFFILIATE OFFICES
FREDERICK W. DREHER DIRECT DIAL: 215.979.1234 PERSONAL FAX: 215.979.1213 E-MAIL: fwdreher@duanemorris.com	March 23, 2005	NEW YORK LONDON CHICAGO HOUSTON PHILADELPHIA SAN FRANCISCO BOSTON WASHINGTON, DC ATLANTA MIAMI NEWARK ALLENTOWN WILMINGTON CHERRY HILL HARRISBURG BANGOR PRINCETON PALM BEACH WESTCHESTER

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Penn Engineering & Manufacturing Corp.

Schedule 14A filed February 16, 2005

File No. 001-05356

Ladies and Gentlemen:

On behalf of Penn Engineering & Manufacturing Corp. (the “Company”), we have today transmitted to the Securities and Exchange Commission for filing via Edgar a revised version of the above-captioned preliminary proxy statement on Schedule 14A. Set forth below are the comments contained in your March 8, 2005 letter with respect to the above-captioned Schedule 14A filing together with a response to each of those comments. We have, to the extent practical, indicated the page references in the revised preliminary proxy statement where additional disclosure has been added in response to the staff’s comments.

Summary, page 1

1. Please revise this section so that the summary sets forth only the principal terms of the proposed transaction instead of summarizing the entire filing. It should be no longer than two pages and should be written in plain English. See Item 1001 of Regulation M-A. In addition, please revise this section to eliminate information that you repeat in the Q&A section and your summary section. For purposes of eliminating redundancies and grouping like information together, please view your Q&A section and summary as one section. When revising your disclosure, we strongly suggest that you discuss only the procedural questions with short, clear answers in the Q&A section, and place the material, substantive disclosure in the summary.

DUANE MORRIS LLP
ONE LIBERTY PLACE PHILADELPHIA, PA 19103-7396	PHONE: 215.979.1000 FAX: 215.979.1020

Securities and Exchange Commission

March 23, 2005

The Company has significantly reduced the disclosure under “Summary” on pages 1 to 4 in response to the staff’s comment. The Company has also eliminated redundant disclosure under “Questions and Answers About the Merger and Our Special Meeting” on pages 5 to 8.

The Merger, page 19

Background of the Merger, page 19

2. Please disclose the matters addressed at the July 30, 2003 meeting of the board of directors. In this regard, we note your disclosure in the first paragraph below the table on page 62.

The Company has supplemented the disclosure in the paragraph discussing the July 30, 2003 board meeting under “The Merger – Background of the Merger” on page 15 in response to the staff’s comment. For consistency, the Company has also included additional disclosure under “The Merger – Background of the Merger” regarding the board of director’s consideration of change of control payments.

3. We note your disclosure in the first full paragraph on page 20. Please explain why an ESOP would not be as advantageous to your security holders as a sale of your company to a third party at that time.

The Company has supplemented the disclosure in the paragraph discussing the August 2003 consideration of an ESOP under “The Merger – Background of the Merger” on page 16 in response to the staff’s comment.

4. We note your disclosure in the third sentence of the second full paragraph on page 20. Please clarify why the board of directors selected Gleacher to act as its financial advisor over the other advisors it interviewed. In addition, please disclose the information required by Item 1015(b)(2) of Regulation M-A with respect to Gleacher.

The Company has supplemented the disclosure in the paragraph discussing its selection of Gleacher under “The Merger – Background of the Merger” on page 16 in response to the staff’s comment.

5. We note your disclosure in the last sentence of the second paragraph on page 22. Please disclose whether the special committee made the determination to discontinue negotiations with the potential acquirer.

The Company has supplemented the disclosure regarding the discontinuation of negotiations with the potential acquirer under “The Merger – Background of the Merger” on page 19 in response to the staff’s comment.

6. We note your disclosure in the fifth paragraph on page 22. Please clarify why the special committee selected Houlihan Lokey to act as its financial advisor over the other advisors it

Securities and Exchange Commission

March 23, 2005

interviewed. In addition, please disclose the information required by Item 1015(b)(2) of Regulation M-A with respect to Houlihan Lokey.

The Company has supplemented the disclosure in the paragraph discussing the selection of Houlihan Lokey under “The Merger – Background of the Merger” on page 19 in response to the staff’s comment.

7. We note your disclosure in the first, second and fourth full paragraph on page 23 regarding an ESOP. Please expand your disclosure throughout this section to discuss the role of the special committee in evaluating the viability of an ESOP. In addition, please explain why the board of directors and, if applicable, the special committee decided not to pursue the viability of an ESOP at that time.

The Company has supplemented the disclosure discussing the reasons the ESOP was not pursued under “The Merger – Background of the Merger” on page 21 in response to the staff’s comment.

8. Please disclose the reasons for the changes in the merger consideration offered by Tinicum during the course to the negotiations.

The Company has supplemented the disclosure in the relevant paragraph that discusses the reduction in the merger consideration offered by Tinicum under “The Merger – Background of the Merger” on page 21 in response to the staff’s comments.

9. We note your disclosure in the last sentence of the fourth full paragraph on page 24 regarding the fairness determination made by the trustees of the Swanstrom family trusts. Please either disclose the basis for this determination or delete.

The Company has deleted the reference to the fairness determination by the trustees in response to the staff’s comment.

10. We note your disclosure in the first and second full paragraphs on page 26. Please clarify here and throughout your filing that the fairness determinations of Houlihan Lokey and the special committee were made with respect to the security holders of your company other than the members and representatives of the Swanstrom family.

The Company has made appropriate changes throughout the proxy statement where references to the fairness determinations of Houlihan Lokey and the special committee are referenced in response to the staff’s comment.

11. We note your disclosure in the third and fifth full paragraphs on page 26. Please clarify here and throughout your filing that the fairness determinations of Gleacher and the board of directors

Securities and Exchange Commission

March 23, 2005

were made with respect to the security holders of your company including the members and representatives of the Swanstrom family.

The Company has made appropriate changes throughout the proxy statement where references to the fairness determinations of Gleacher and the board of directors are referenced in response to the staff’s comment.

Recommendation by the Special Committee and our Board of Directors . . . , page 27

12. Please supplementally provide the staff with a copy of the board book.

The Company will provide you with hard copies of the requested materials under a separate cover letter.

Negotiations on Merger Agreement, page 28

13. Please balance your disclosure in the second sentence by disclosing whether the board of directors and special committee considered whether the interests of your senior management in the transaction affected their ability to negotiate the terms of the transaction. In this regard, we note your disclosure under “Interests of Our Directors and Officers in the Merger” beginning on page 61.

The Company has supplemented the disclosure under “The Merger – Reasons for the Merger – Negotiations on the Merger Agreement” on page 25 in response to the staff’s comment.

Projected Financial Performance and Related Risks and Uncertainties, page 30

14. Please describe with greater specificity why you believe it would be difficult to replace your senior management.

The Company has supplemented the disclosure under “The Merger – Reasons for the Merger – Projected Financial Performance and Related Risks and Uncertainties” on page 28 in response to the staff’s comment.

Our Recent Earnings Results, page 30

15. The factors considered in determining fairness must be explained in enough detail for security holders to understand them. Conclusory statements or listing of generalized areas of consideration are not sufficient. Please revise to explain how each of the factors discussed supports the fairness determination.

The Company has revised the disclosure under “The Merger – Reasons for the Merger – Our Recent Earnings Results” on pages 28 and 29 in response to the staff’s comment, including the elimination of conclusory statements. The factors considered by the board have been

Securities and Exchange Commission

March 23, 2005

categorized into those factors that support the fairness determination and those factors that could be viewed as affecting the fairness determination negatively. As noted on page 31 in the first paragraph following the description of the positive and negative factors, the directors did not “make specific assessment of, quantify or otherwise assign relative weights to the specific factors considered.”

Houlihan Lokey’s Fairness Opinion, page 36

16. Please provide the information required by Item 1015(b)(4) of Regulation M-A.

The Company has supplemented the disclosure under “The Merger – Houlihan Lokey’s Fairness Opinion – Fee Arrangement” on page 44 in response to the staff’s comment.

17. Please revise the first and second paragraphs on page 37 to eliminate your qualifications regarding the summary of Houlihan Lokey’s fairness opinion, as security holders are entitled to rely on your disclosure.

The Company has revised the disclosure under “The Merger – Houlihan Lokey’s Fairness Opinion” on pages 34 and 35 in response to the staff’s comment to clarify that all of the material provisions of the Houlihan Lokey fairness opinion are summarized. The Company has deleted or clarified language that it believes could be interpreted as suggesting that a security holder is not entitled to rely on the summary of the fairness opinion.

18. We note your disclosure in the last sentence of the first full paragraph on page 38. Please disclose the date of the financial statements reviewed by Houlihan Lokey.

The Company has revised the disclosure under “The Merger – Houlihan Lokey’s Fairness Opinion” on page 36 in response to the staff’s comment.

19. You state in the last bullet on page 38 that Houlihan Lokey conducted “such other studies, analyses and inquiries as it deemed appropriate.” Please describe these other studies and analyses that Houlihan Lokey performed and discuss the other factors and information that it took into account for the purposes of its fairness opinion or otherwise delete the reference.

After consultation with Houlihan Lokey, the Company has not made any changes in response to the staff’s comment because the Company believes that it has appropriately identified all of the studies and analyses that Houlihan Lokey performed and the factors and information that Houlihan Lokey took into account that would be material to an investor’s understanding of the Houlihan Lokey fairness opinion. The Company believes that the reference to “such other studies, analyses and inquiries as it deemed appropriate” is appropriate because the Company does not want to give the false impression that all studies, analyses, factors and information are disclosed.

Securities and Exchange Commission

March 23, 2005

20. Please discuss any instructions that the board of directors gave to Houlihan Lokey, and whether and to what extent it imposed limitations on the scope of Houlihan Lokey’s investigations. See Item 1015(b)(6) of Regulation M-A.

The Company has added a new paragraph under “The Merger – Houlihan Lokey’s Fairness Opinion” on page 36 in response to the staff’s comment.

Gleacher’s Fairness Opinion, page 46

21. Please provide the information required by Item 1015(b)(4) of Regulation M-A.

The Company has supplemented the disclosure under “The Merger – Gleacher’s Fairness Opinion” on page 52 in response to the staff’s comment.

22. Please revise the first full paragraph on page 47 to eliminate your qualifications regarding the summary of Gleacher’s fairness opinion, as security holders are entitled to rely on your disclosure.

The Company has revised the disclosure under “The Merger – Gleacher’s Fairness Opinion” on page 45 in response to the staff’s comment to clarify that all of the material provisions of the Gleacher fairness opinion are summarized. The Company has deleted or clarified language that it believes could be interpreted as suggesting that a security holder is not entitled to rely on the summary of the fairness opinion.

23. You state in the last bullet on page 38 that Gleacher performed “such other analyses and considered such other factors as Gleacher deemed appropriate.” Please describe these other analyses and factors that Gleacher performed and discuss the other factors and information that it took into account for the purposes of its fairness opinion or otherwise delete the reference.

After consultation with Gleacher, the Company has not made any changes in response to the staff’s comment because the Company believes that it has appropriately identified all analyses that Gleacher performed and the factors that Gleacher took into account that would be material to an investor’s understanding of the Gleacher fairness opinion. The Company believes that the reference to “such other analyses and considered such other factors as Gleacher deemed appropriate” is appropriate because the Company does not want to give the false impression that all analyses and factors are disclosed.

24. We note that Gleacher assumed that the final agreement was in substantially similar form as the draft agreement it reviewed in connection with providing its fairness opinion. Please clarify how the agreement changed subsequent to review by Gleacher and indicate whether the changes were material.

Securities and Exchange Commission

March 23, 2005

The only changes subsequent to review by Gleacher were clean-up changes. The Company has supplemented the disclosure under “The Merger – Gleacher’s Fairness Opinion” on page 46 to make clear that the changes made to the merger agreement subsequent to the draft reviewed by Gleacher were immaterial.

25. Please discuss any instructions that the special committee gave to Gleacher, and whether and to what extent it imposed limitations on the scope of Gleacher’s investigations. See Item 1015(b)(6) of Regulation M-A.

The Company has added a new paragraph under “The Merger – Gleacher’s Fairness Opinion” on page 47 in response to the staff’s comment.

If further information or clarification with respect to the foregoing points is desired, please contact the undersigned at 215-979-1234 or Richard L. Cohen, Esquire at 215-979-1233.

Sincerely,

Frederick W. Dreher

RLC:jms/PH1\1418811.2

cc:	Mr. Kenneth A. Swanstrom

Mr. Martin Bidart

Mr. Mark W. Simon

Richard J. Grossman, Esquire

Richard L. Cohen, Esquire